Private Placement Warrants (Details) - Spartacus Acquisition Corp [Member] - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended
	Oct. 19, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Private Placement Warrants (Details) [Line Items]
Identical warrants (in Shares)	645,756		645,756
Warrants purchase price, per share	$ 1		$ 1
Assets Held-in-trust, Current (in Dollars)	$ 203,000,000		$ 203,000,000
Warrants price, per share				$ 0.01
Aggregate gross proceeds (in Dollars)		$ 205,000,000
Private Placement [Member]
Private Placement Warrants (Details) [Line Items]
Aggregate purchase share (in Shares)	8,104,244		8,104,244
Warrants price, per share			$ 1
Aggregate gross proceeds (in Dollars)			$ 8,750,000
Warrants price, per share	$ 1
Aggregate gross proceeds (in Dollars)	$ 8,750,000
Class A Common Stock [Member]
Private Placement Warrants (Details) [Line Items]
Common stock price, per share	$ 11.5		$ 11.5